Loans	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Loans

Note 9 – Loans

Outstanding balances of loans consist of the following:

As of December 31, 2020	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
Hangzhou United Bank	$765,967	September 7, 2021	5.50%	N/A

As of December 31, 2019	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
Haitong International Credit Company Limited	$4,871,795	January 10, 2020	8.6641%	See below
Total short-term loan	4,871,795
Less: unamortized debt issuance costs	7,098
Loan due within one year, less unamortized debt issuance costs	$4,864,697

The loan borrowed from Haitong International Credit Company Limited was secured by all of the assets, rights, title, interests and benefits of HK Ebang Technology and was guaranteed by Mr. Hu, the controlling shareholder and chief executive officer. Top Max Limited, principal shareholder of the Company, also mortgaged 48,061,530 of its shares for the loan. The loan has been paid off as of December 31, 2020.

Interest expenses for the years ended December 31, 2020, 2019 and 2018 amounted to $728,346, $2,041,420 and $921,047, respectively. As of December 31, 2020, the Company’s future loan obligations according to the terms of the loan, including long-term loans from related party are as follows:

2021	$765,967
2022 and thereafter	-
Total	$765,967

Also see Note 16 for related party loans.